Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from Operating Activities:
Net income:	$ 34,999	$ 24,980
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,739	15,725
Amortization and write-off of deferred financing fees	1,047	1,162
Deferred revenue amortization	(159)	330
Amortization and write off of deferred charges	107	392
(Gain)/ Loss on derivative financial instruments	(21,231)	(4,763)
Dry-docking and special survey costs	5,385	(0)
Changes in operating assets and liabilities:
Trade accounts receivable	(563)	338
Prepayments and other assets	(555)	(317)
Inventories	(1,752)	(30)
Due from/to related parties	(1,336)	(1,088)
Deferred expenses	0	(9)
Trade accounts payable	548	712
Accrued liabilities	803	40
Unearned revenue	0	1,296
Net cash provided by Operating Activities	33,032	38,768
Cash flows used in Investing Activities:
Ballast water treatment system installation	(585)	0
Net cash used in Investing Activities	(585)	0
Cash flows from Financing Activities:
Net proceeds from issuance of common units	0	3,407
Payment of securities registration and other filing costs	0	(13)
Distributions declared and paid	(5,781)	(5,781)
Repayment of long-term debt	(24,000)	(24,000)
Receipt/ (Payment) of derivative instruments	552	(579)
Net cash used in Financing Activities	(29,229)	(26,966)
Net increase in cash and cash equivalents and restricted cash	3,218	11,802
Cash and cash equivalents and restricted cash at beginning of the period	97,015	74,979
Cash and cash equivalents and restricted cash at end of the period	100,233	86,781
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	50,233	36,781
Restricted cash	50,000	50,000
Cash and cash equivalents and restricted cash	$ 100,233	$ 86,781